PENN SERIES FUNDS, INC.

Supplement dated September 7, 2018

to the Prospectus dated May 1, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

I.	Large Cap Value Fund

At a meeting of the Board of Directors of Penn Series Funds, Inc. (the “Company”) held on September 5, 2018, the Board of Directors approved the appointment of AllianceBernstein L.P. as the new investment sub-adviser for the Large Cap Value Fund (the “Fund”), effective October 1, 2018. Loomis, Sayles & Company, L.P., the current investment sub-adviser to the Fund, will cease providing sub-advisory services to the Fund prior to the open of the New York Stock Exchange on October 1, 2018. Accordingly, as of October 1, 2018, all references to Loomis, Sayles & Company, L.P. are deleted and replaced with AllianceBernstein L.P.

The change will become effective without the need for any shareholder, contract owner, or policyholder action. The Company and Penn Mutual Asset Management, LLC (“PMAM”) have received an order from the Securities and Exchange Commission that permits PMAM, subject to the supervision and approval of the Company’s Board of Directors, to hire and terminate investment sub-advisers without shareholder approval.

The change described above will have no effect on the Fund’s investment objective. The change also will not affect the Fund’s fees and expenses. Shareholders, contract owners, and policyholders of the Fund will receive an Information Statement that provides additional information about AllianceBernstein L.P. on or about November 1, 2018.

Changes to the Fund’s sub-adviser and portfolio manager information included in the Prospectus are described below.

The information under the headings “Investment Sub-Adviser” and “Portfolio Managers” in the Large Cap Value Fund’s “Fund Summary” section is hereby replaced in its entirety by the following:

Investment Sub-Adviser

AllianceBernstein L.P.

Portfolio Managers

Frank Caruso, CFA, is currently the Chief Investment Officer and has served as a portfolio manager of the Fund since October 2018.

John H. Fogarty, CFA, is currently a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since October 2018.

Vinay Thapar, CFA, is currently a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since October 2018.

The first paragraph under the heading “Management — Sub-Advisers — AllianceBernstein L.P.” is hereby replaced in its entirety by the following:

AllianceBernstein L.P. AllianceBernstein L.P. (“AllianceBernstein”) is sub-adviser to the Large Cap Value Fund and SMID Cap Value Fund. As sub-adviser, AllianceBernstein provides day-to-day portfolio management services to the Funds. AllianceBernstein is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), is a general partner. AXA Financial is a wholly-owned subsidiary of AXA. AllianceBernstein’s principal place

PENN SERIES FUNDS, INC.

of business is located at 1345 Avenue of the Americas, New York, New York 10105. As of December 31, 2017, AllianceBernstein’s assets under management totaled $554 billion.

The Large Cap Value Fund is managed by the Large Cap Investment Team, led by Chief Investment Officer Frank Caruso, who has been with AllianceBernstein for 25 years and has managed AllianceBernstein’s large-cap strategy for 23 years (since inception). John H. Fogarty, Portfolio Manager of US Equities, has been with AllianceBernstein for 23 years and has served as a portfolio manager of AllianceBernstein’s large-cap strategy for 10 years. Vinay Thapar, Portfolio Manager of US Equities, has been with AllianceBernstein for 7 years and has worked on the Large Cap Investment Team for the duration of his firm tenure.

II.	International Equity Fund

On September 5, 2018, PMAM recommended, and the Board of Directors of the Company approved, a reduction in the investment advisory and sub-advisory fees paid by the International Equity Fund (the “Fund”).

Accordingly, effective October 1, 2018, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in the Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	1.07%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fees effective October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8505 09/18

PENN SERIES FUNDS, INC.

Supplement dated September 7, 2018

to the Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

I.	Large Cap Value Fund

At a meeting of the Board of Directors of Penn Series Funds, Inc. (the “Company”) held on September 5, 2018, the Board of Directors approved the appointment of AllianceBernstein L.P. as the new investment sub-adviser for the Large Cap Value Fund (the “Fund”), effective October 1, 2018. Loomis, Sayles & Company, L.P., the current investment sub-adviser to the Fund, will cease providing sub-advisory services to the Fund prior to the open of the New York Stock Exchange on October 1, 2018. Accordingly, as of October 1, 2018, all references to Loomis, Sayles & Company, L.P. are deleted and replaced with AllianceBernstein L.P.

The change will become effective without the need for any shareholder, contract owner, or policyholder action. The Company and Penn Mutual Asset Management, LLC (“PMAM”) have received an order from the Securities and Exchange Commission that permits PMAM, subject to the supervision and approval of the Company’s Board of Directors, to hire and terminate investment sub-advisers without shareholder approval.

The change will not affect the Fund’s fees and expenses. Shareholders, contract owners, and policyholders of the Fund will receive an Information Statement that provides additional information about AllianceBernstein L.P. on or about November 1, 2018.

Changes to the Fund’s SAI are described below.

Under the section “General Information — Portfolio Managers — AllianceBernstein L.P.,” the portfolio manager ownership and other accounts managed information is hereby replaced in its entirety by the following:

Fund Shares Owned by Portfolio Managers. The portfolio managers of the Large Cap Value Fund did not beneficially own any shares of the Fund as of June 30, 2018. The portfolio managers of the SMID Cap Value Fund did not beneficially own any shares of the Fund as of December 31, 2017.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2017, unless otherwise noted.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James MacGregor	26	$6,851	37	$980	47	$2,438
Shri Singhvi	26	$6,851	35	$783	47	$2,438
Frank Caruso[1]	28	$18,641	22	$6,118	28,905	$16,853
John Fogarty[1]	22	$10,762	15	$5,550	2,889	$2,693
Vinay Thapar[1]	20	$9,744	16	$6,075	2,887	$2,495
[1]	This information is as of June 30, 2018.

PENN SERIES FUNDS, INC.

II.	International Equity Fund

On September 5, 2018, PMAM recommended, and the Board of Directors of the Company approved, a reduction in the investment advisory and sub-advisory fees paid by the International Equity Fund (the “Fund”).

Accordingly, effective October 1, 2018, the Fund’s investment advisory fee, as set forth in the table under the heading “General Information — Investment Advisory Services” is hereby replaced in its entirety by the following:

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
International Equity Fund	0.83% of the first $227,000,000; 0.75% over $227,000,000

In addition, the Fund’s sub-advisory fee, as set forth in the second table under the heading “General Information — Investment Advisory Services” is hereby replaced in its entirety by the following:

NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
International Equity Fund	Vontobel Asset Management, Inc.	0.42% of the first $227,000,000; 0.35% over $227,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8506 09/18